Impairment of Long-Lived Assets and Other Lease Charges - Schedule of Impairment and Other Lease Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Restructuring Cost and Reserve [Line Items]
Impairment and other lease charges	$ 9,139	$ 13,101	$ 21,144
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Impairment of long-lived assets	7,318	775	13,094
Other lease charges (recoveries)	705	(760)	493
Impairment and other lease charges	$ 8,023	$ 15	$ 13,587